Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 4,982,957	$ 5,386,914	$ 9,838,080	$ 11,383,403	$ 22,927,415	$ 16,683,570
Telecommunication Products And Services [Member]
Disaggregation of Revenue [Line Items]
Revenues			4,326,623	3,448,375
Sms [Member]
Disaggregation of Revenue [Line Items]
Revenues			5,448,957	7,803,610	14,138,720	13,439,390
Big Data [Member]
Disaggregation of Revenue [Line Items]
Revenues			$ 62,500	$ 131,418	131,418	33,077
Mobile Recharge [Member]
Disaggregation of Revenue [Line Items]
Revenues					$ 8,657,277	$ 3,211,103